SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 5)	Feb. 28, 2026
Maximum [Member] | Software [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Customer Relationships [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Software [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years